Trade and other payables	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Trade and other payables	Trade and other payables

	2023	2022
	(in € millions)
Trade payables	662	588
Value added tax and sales taxes payable	291	244
Other current liabilities	25	13
Total	978	845
Trade payables generally have a 30-day term and are recognized and carried at their invoiced value, inclusive of any value added tax that may be applicable.